Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000025034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000025034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
C000025034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000025034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[1]
C000025034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
C000025034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000025034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000025034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[1]
C000025034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000025034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000025034 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000025034 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000025033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000025033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000025033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[2]
C000025033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000025033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[2]
C000025033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
C000025033 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000025033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000025033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[2]
C000025033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000025033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000025033 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000025033 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000025028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000025028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000025028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[3]
C000025028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000025028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000025028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000025028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000025028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000025028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%	[3]
C000025028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000025028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000025028 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[3]
C000025028 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[3]
C000025024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000025024 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000025024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[4]
C000025024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[4]
C000025024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[4]
C000025024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[4]
C000025024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[4]
C000025024 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000025024 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000025024 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000025024 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000025030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000025030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000025030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[5]
C000025030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000025030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
C000025030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000025030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000025030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000025030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[5]
C000025030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000025030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000025030 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[5]
C000025030 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000025030 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[5]
C000025030 [Member] | Total Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%	[5]
C000025026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000025026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000025026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[6]
C000025026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000025026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[6]
C000025026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000025026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[6]
C000025026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[6]
C000025026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000025026 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000025026 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000025032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000025032 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000025032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[7]
C000025032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000025032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[7]
C000025032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[7]
C000025032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000025032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[7]
C000025032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[7]
C000025032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000025032 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
C000025032 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000025032 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]

[1]	Based on net assets of the Fund.
[2]	Based on net assets of the Fund.
[3]	Based on net assets of the Fund.
[4]	Based on net assets of the Fund.
[5]	Based on net assets of the Fund.
[6]	Based on net assets of the Fund.
[7]	Based on net assets of the Fund.